Condensed consolidating financial information for bonds issued by WPP Finance 2010 with WPP plc as parent guarantor and WPP Air 1, WPP 2008 Limited, WPP 2005 Limited, WPP 2012 Limited, and WPP Jubilee Limited as subsidiary guarantors - Condensed Consolidating Balance Sheet Information (Parenthetical) (Detail)
£ in Millions
Dec. 31, 2017 GBP (£)
Guarantor Subsidiaries and Other Subsidiaries [member] | Condensed Consolidating Financial Information for Bonds Issued by WPP Finance 2010 with WPP plc as Parent Guarantor and WPP Air 1, WPP 2008 Limited, WPP 2005 Limited, WPP 2012 Limited, and WPP Jubilee Limited as Subsidiary Guarantors [member]
Disclosure of detailed information of condensed consolidating financial information [line items]
Restatement for intercompany receivables and intercompany payables	£ 2,540.2